Quantitative Information about Significant Unobservable Inputs Used for Fair Value Measurements (Detail) (Fair Value, Inputs, Level 3)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Minimum | Loans, Notes & Certificates and Servicing Asset/Liability
Fair Value Inputs [Abstract]
Discount rate	5.20%	5.90%
Net cumulative expected loss	0.30%	2.10%
Minimum | Servicing Asset/Liability
Fair Value Inputs [Abstract]
Market servicing rate (% per annum on loan balance)	0.50%	0.40%
Maximum | Loans, Notes & Certificates and Servicing Asset/Liability
Fair Value Inputs [Abstract]
Discount rate	23.60%	15.90%
Net cumulative expected loss	21.80%	23.70%
Maximum | Servicing Asset/Liability
Fair Value Inputs [Abstract]
Market servicing rate (% per annum on loan balance)	0.70%	0.40%
Weighted Average | Loans, Notes & Certificates and Servicing Asset/Liability
Fair Value Inputs [Abstract]
Discount rate	10.60%	10.20%
Net cumulative expected loss	9.70%	10.10%
Weighted Average | Servicing Asset/Liability
Fair Value Inputs [Abstract]
Market servicing rate (% per annum on loan balance)	0.50%	0.40%